SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted cash
Restricted cash	¥ 675,159	$ 105,947	¥ 1,998,323
ABS Plans and Trust Plan
Restricted cash
Restricted cash	16,650	2,613	90,000
Security Deposit
Restricted cash
Restricted cash	166,082	26,062	158,076
Pledged | Pledged Security
Restricted cash
Restricted cash	¥ 198,350	$ 31,125	¥ 424,645